Other assets, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other assets, net

9. Other assets, net

An analysis of other assets at December 31, 2017 and 2018 is as follows:

	2017	2018
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps. 9,536,654	Ps. 12,931,247
Prepaid insurance	683,091	949,590
Costs of mobile equipment and computers associated with deferred revenues	6,182,010	599,628
Other	950,991	815,728

	Ps. 17,352,746	Ps.15,296,193

Non-current portion:
Recoverable taxes	Ps. 12,249,372	Ps. 11,514,455
Prepayments for the use of fiber optics	4,361,668	3,985,216
Prepaid expenses and judicial deposits (1)	25,926,436	26,961,930

Total	Ps. 42,537,476	Ps. 42,461,601

For the years ended December 31, 2016, 2017 and 2018, amortization expense for other assets was Ps. 1,340,609, Ps. 620,680 and Ps. 798,243, respectively.

(1)

Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. At December 31, 2017 and 2018, the amount for these deposits is Ps. 20,288,382 and Ps. 18,172,342, respectively. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.